Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income/(loss)	$ 121,437	$ 116,407	$ 95,003
Adjustments to reconcile net cash flows from operating activities
Depreciation and amortization	10,887	25,114	30,654
Retirement of assets	1,138
Shares issued for services	2,000		70,500
Gain on disposal of assets	(26,860)
Gain on debt settlement	(89,330)
Stock options expense			3,812
Changes in operating assets and liabilities
Accounts receivable	18,458	(140)	37,153
Prepaid expense	(7,500)
Accounts payable	(31,517)	(51,097)	21,458
Net cash flows used in operating activities	(1,287)	90,285	258,581
Cash flows from investing activities
Note receivable	182,620	(72,620)	(110,000)
Disposal of asset	50,460
Capital assets - computers	(2,365)
Payment for intangible assets	(30)	(178)	(469)
Net cash flows used in investing activities	230,065	(72,798)	(110,469)
Cash flows from financing activities
Shares subscriptions received (returned)	(55,000)	67,500	30,000
Repayment of notes payable	(115,083)	(68,981)	(168,744)
Net cash flows used in financing activities	(170,083)	(1,481)	(138,744)
Effect of translation on cash
Net increase(decrease) in cash	59,315	16,006	9,368
Cash and cash equivalents, beginning of period	59,650	43,644	34,276
Cash and cash equivalents, end of period	118,965	59,650	43,644
Supplemental disclosure:
Interest paid on notes	14,882	23,507	27,923
Interest tax paid
Non-cash financing and investing activities:
Common stock issued for services (directors' fees)	$ 2,000		$ 70,500